Offerings - Offering: 1	Aug. 07, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.0001
Amount Registered | shares	44,299,306
Proposed Maximum Offering Price per Unit	2.40
Maximum Aggregate Offering Price	$ 106,318,334.40
Fee Rate	0.01531%
Amount of Registration Fee	$ 16,277.34
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form F-3 (this “Registration Statement”) also covers an indeterminate number of additional securities as may be issuable with respect to the shares being registered for resale hereunder as a result of a stock split, stock dividend, recapitalization or similar event.

Represents the (1) 25,497,843 Ordinary Shares issuable upon the conversion of convertible notes, including the aggregate principal amount of payment-in-kind interest issuable at maturity of such convertible notes, and (ii) 18,801,463 Ordinary Shares, which includes (A) 5,441,197 Ordinary Shares issued to certain Selling Securityholders in connection with such Selling Securityholders’ subscription agreements with the Company and (B) 13,360,266 Ordinary Shares issued as equity compensation paid to the Company's directors and in connection with incentive plans granted to founders.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) under the Securities Act based on the average of the high ($2.44) and low ($2.35) sales price of the Ordinary Shares as reported on the NYSE American on August 8, 2025.

Calculated pursuant to Rule 457 of the Securities Act by calculating the product of (i) the proposed maximum aggregate offering price and (ii) 0.00015310.